Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Income Fund

Oppenheimer Corporate Bond Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Equity Income Fund

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Allocation Fund

Oppenheimer Global Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Multi-Alternatives Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Real Estate Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Government Money Market Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund

Oppenheimer International Equity Fund

Oppenheimer International Growth and Income Fund

Oppenheimer International Growth Fund

Oppenheimer International Small-Mid Company Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Main Street Fund®

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Select Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Mid Cap Value Fund

Oppenheimer Portfolio Series: Active Allocation Fund

Oppenheimer Portfolio Series: Conservative Investor Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® Arizona Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® Fund Municipals

Oppenheimer Rochester® High Yield Municipal Fund

Oppenheimer Rochester® Intermediate Term Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Oppenheimer Rochester® Limited Term New York Municipal Fund

Oppenheimer Rochester® Maryland Municipal Fund

Oppenheimer Rochester® Massachusetts Municipal Fund

Oppenheimer Rochester® Michigan Municipal Fund

Oppenheimer Rochester® Minnesota Municipal Fund

Oppenheimer Rochester® New Jersey Municipal Fund

Oppenheimer Rochester® North Carolina Municipal Fund

Oppenheimer Rochester® Ohio Municipal Fund

Oppenheimer Rochester® Pennsylvania Municipal Fund

Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Oppenheimer Rochester® Virginia Municipal Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Small Cap Value Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Total Return Bond Fund

Oppenheimer Ultra-Short Duration Fund

Oppenheimer Value Fund

Supplement dated June 12, 2017 to the

Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of each of the above-referenced Funds (each, a "Fund"), and is in addition to any other supplements.

Prospectus

1.	The paragraph titled "Class Y Shares" in the section "What Classes of Shares Does the Fund Offer?" is deleted in its entirety and replaced with the following:

Class Y Shares. Class Y shares are offered only to institutional investors, wrap fee-based programs, commissionable brokerage platforms that charge a transaction based sales commission and eligible employees. See "About Class Y Shares" below.

2.	The section titled "About Class Y Shares" is amended by adding the below bullet as the second bullet.

•	Commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction based commission outside of the Fund;

Statement of Additional Information

1.	The section titled "Class Y Share Availability" is amended by adding the below bullet as the second bullet.

•	Commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction based commission outside of the Fund;

June 12, 2017                                                                                                               PS0000.167